Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
Description of the Plan:
Description of the Plan:
1.	Description of the Plan:

The following description of the Flushing Bank 401(k) Savings Plan (the “Plan”) provides only general information. Participants should refer to the Plan agreement for a complete description of the Plan’s provisions. Flushing Bank (the “Bank”, “Plan Sponsor”, “Employer”) is a wholly-owned subsidiary of Flushing Financial Corporation (the "Company"), a publicly-held corporation whose stock trades on the Nasdaq under the symbol FFIC.

a.	General:

The Plan is a 401(k) savings plan which began on September 1, 1987, and covers all salaried employees age 21 and older of the Bank and participating affiliates. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). The Plan Trustee is Empower Trust Company, LLC. The Plan is comprised of the following components: participant deferrals (including pre-tax and post-tax contributions as well as Bank matching contributions), Profit Sharing (“PS”) contributions, Defined Contribution Retirement Program (“DCRP”) contributions, loans, and rollovers. All components of the Plan, as well as all earnings and losses thereon, are segregated by component. The Employer froze eligibility for PS and DCRP contributions for employees hired after December 31, 2019.

b.	Contributions:

Participant pre-tax contributions can generally be no less than 1% nor greater than 25% of a participant’s eligible base compensation (subject to Internal Revenue Service (“IRS”) contribution limits). Participants can elect both pre-tax contributions (“401(k) contributions”) and post-tax contributions. Post-tax contributions can be made to either a Roth component (“Roth 401(k) contributions”) or an After-Tax component. Participant contributions did not exceed $23,500 annually for the plan year ended December 31, 2025, adjusted as prescribed under the Internal Revenue Code (“IRC”). Participants who have reached the age of 50 before the end of the Plan year are eligible to make catch-up contributions, up to a maximum of $7,500 for 2025. Effective for plan years beginning on or after January 1, 2025, pursuant to the SECURE 2.0 Act, participants ages 60 to 63 may also be eligible to make “Super” Catch-Up contributions of up to $11,250. The Bank will match 50% of each participant’s eligible base contributions up to a maximum of 3% of the participant’s eligible base compensation. Participants are not eligible to receive the Bank matching contributions until they have completed one year of service. Half of the Company match is made in Company common stock, which the participant can immediately re-allocate. The remaining half of the match is invested into corresponding participant directed investment accounts. Currently, pre-tax 401(k) contributions to the Plan are not subject to Federal, State, or Local income taxes until withdrawn from the Plan. Participants may also contribute eligible amounts representing distributions from other qualified defined benefit or defined contribution plans to the rollover component.

Under the DCRP, eligible employees who have met the Plan's age and service eligibility requirements will annually have a contribution made to their individual accounts equal to 4% of their eligible base compensation. PS contributions may be made annually at the Board of Directors’ discretion. Any such contribution shall be allocated among eligible employees in proportion to each such employee’s eligible compensation for the entire year in which the effective date occurs. PS and DCRP contributions will be initially invested in Company common stock, which the participant can immediately re-allocate. Employer contributions reported on the Statement of Changes in Net Assets Available for Benefits for the year ended December 31, 2025, include $1.9 million in contributions receivable. This receivable represents

$0.5 million in contributions to the PS and $1.4 million in contributions to the DCRP. These receivables were settled in February 2026.

c.	Participant accounts:

Each eligible participant’s account is credited with the participant’s contributions, the Bank’s matching contributions, PS contributions and DCRP contributions, and related net earnings and losses thereon and charged for withdrawals and certain administrative expenses. At December 31, 2025 all Plan assets are held by Empower Trust Company, LLC.

d.	Vesting:

Participants are immediately fully vested in their salary deferral contributions plus earnings and losses thereon. Vesting of employer contributions plus earnings and losses thereon is based on continuous years of service. A participant vests 20 percent per year of credited service and is fully vested after five years of credited service. In addition, a participant also becomes fully vested when they reach their normal retirement date, early retirement date, the occurrence of a change of control, upon the participant’s death, or the date the participant becomes disabled.

e.	Forfeitures:

Under the Plan, if a participant who is not fully vested in the net value of their account terminates employment, the non-vested portion of the account shall constitute a forfeiture upon the earlier of when the participant takes a lump-sum distribution of the vested portion of the account or the participant has been terminated from the Plan for five years. All forfeitures are applied against employer contribution obligations or against Plan expenses. At December 31, 2025 and 2024, forfeited non-vested accounts totaled $1,000 and $7,000, respectively. In 2025, $44,000 in forfeitures were used to reduce employer contributions.

f.	Investment options:

As of December 31, 2025 and 2024, upon enrollment in the Plan, a participant may direct employee contributions in one percent increments into the offered investment accounts. Thereafter, a participant may direct investment changes in their accounts daily.

g.	Payment of benefits:

Upon termination of service, a participant is entitled to receive a lump sum equal to the value of his or her account to the extent such funds are vested. If a participant's employment with the Bank is terminated for any reason other than death, disability or retirement and the account balance does not exceed $7,000, the Plan will automatically distribute a lump-sum payment to the participant.

h.	Voting rights:

With respect to the Company’s common stock, each participant is entitled to exercise voting rights attributable to the shares allocated to his or her account, and is notified by the Trustee prior to the time that such rights are to be exercised. With respect to shares of stock credited to participant accounts as to which the Trustee did not receive timely voting instructions and shares of stock not credited to participant’s account, the Trustee shall vote all such shares of stock in the same proportion as were voted shares as to which participants provided timely instructions.

i.	Notes receivable from participants:

Loans are made available to all participants. All loans must be collateralized by a security interest in the participant’s vested interest under the Plan equal to the amount of the loan. Loans are limited by the IRC Section 72(p) and may not exceed the lesser of: (i) 50% of the net value of a participant’s vested account balance (excluding PS and DCRP contributions and any earnings or losses thereon) or (ii) $50,000 reduced by the largest outstanding loan balance in the Plan during the preceding 12 months.

The term of a loan to a participant shall be no greater than five years, except to acquire a principal residence in which case the term shall be no greater than 10 years. Loans bear a rate of interest (currently prime plus one percent rounded to the nearest one quarter of one percent).  At December 31, 2025 and 2024 all outstanding loans bore an interest rate of 4.25% to 9.50%.